Calvert
Floating-Rate Advantage Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 0.2%

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Phoenix Services International LLC(1)(2)	9,617	$ 47,484
Phoenix Services International LLC(1)(2)	877	4,330
		$ 51,814
Containers & Packaging — 0.0%(3)
LG Parent Holding Co.(1)(2)	6,015	$ 30,075
		$ 30,075
Entertainment — 0.0%(3)
New Cineworld Ltd.(1)(2)	1,348	$ 23,548
		$23,548
Financial Services — 0.0%(3)
Aegletes BV(1)(2)	1,076	$2,335
		$2,335
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(1)(2)	15,129	$109,685
Serta SSB Equipment Co.(1)(2)(4)	15,129	0
		$109,685
Professional Services — 0.0%(3)
Skillsoft Corp.(1)(2)	299	$4,136
		$4,136
Total Common Stocks (identified cost $453,794)		$221,593

Corporate Bonds — 6.7%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(5)	$166	$ 165,339
5.75%, 4/20/29(5)	200	194,761
		$ 360,100
Automotive — 0.0%(3)
Clarios Global LP, 6.75%, 5/15/25(5)	$22	$ 22,013
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(5)	22	21,995
		$ 44,008
Building and Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(5)	$315	$312,972
Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.875%, 10/1/28(5)	$100	$ 98,636
		$ 411,608
Building Products — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(5)	$75	$ 75,580
		$ 75,580
Business Equipment and Services — 0.2%
Corelogic, Inc., 4.50%, 5/1/28(5)	$75	$ 68,141
Garda World Security Corp., 4.625%, 2/15/27(5)	75	71,760
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(5)	75	74,493
		$214,394
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(5)	$75	$63,663
		$63,663
Chemicals and Plastics — 0.1%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(5)	$125	$113,865
		$113,865
Commercial Services & Supplies — 0.2%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(5)	$200	$192,144
		$192,144
Containers and Glass Products — 0.1%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(5)	$75	$70,318
		$70,318
Cosmetics/Toiletries — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(5)	$55	$56,323
		$56,323
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., 7.625%, 1/30/32(5)	$125	$129,205
		$129,205
Drugs — 0.5%
Jazz Securities DAC, 4.375%, 1/15/29(5)	$550	$511,078
		$511,078

Calvert
Floating-Rate Advantage Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Ecological Services and Equipment — 0.6%
Madison IAQ LLC, 4.125%, 6/30/28(5)	$650	$ 606,764
		$ 606,764
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(5)	$300	$ 280,700
		$ 280,700
Financial Intermediaries — 0.8%
AG Issuer LLC, 6.25%, 3/1/28(5)	$225	$ 220,297
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(5)	50	51,890
Panther Escrow Issuer LLC, 7.125%, 6/1/31(5)	525	531,407
		$803,594
Health Care — 0.3%
Medline Borrower LP, 3.875%, 4/1/29(5)	$325	$299,541
		$299,541
Industrial Equipment — 0.2%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(5)	$150	$140,196
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(5)	50	48,524
		$188,720
Insurance — 0.1%
AmWINS Group, Inc., 6.375%, 2/15/29(5)	$100	$100,335
		$100,335
Leisure Goods/Activities/Movies — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(5)	$7	$7,039
		$7,039
Media — 0.0%(3)
iHeartCommunications, Inc.:
4.75%, 1/15/28(5)	$25	$12,689
5.25%, 8/15/27(5)	25	13,299
		$25,988
Radio and Television — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(5)	$150	$126,223
		$126,223
Software — 0.1%
GoTo Group, Inc., 5.50%, 5/1/28(5)	$124	$98,106
		$98,106
Technology — 0.9%
Boxer Parent Co., Inc., 7.125%, 10/2/25(5)	$50	$50,169
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(5)	200	199,168
Security	Principal Amount (000's omitted)	Value
Technology (continued)
Clarivate Science Holdings Corp., 3.875%, 7/1/28(5)	$200	$ 186,024
Cloud Software Group, Inc.:
8.25%, 6/30/32(5)	320	326,359
9.00%, 9/30/29(5)	125	121,374
		$ 883,094
Technology Hardware, Storage & Peripherals — 0.1%
NCR Atleos Corp., 9.50%, 4/1/29(5)	$125	$ 135,207
		$ 135,207
Telecommunications — 1.0%
Level 3 Financing, Inc., 10.75%, 12/15/30(5)	$875	$877,188
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(5)	125	103,929
		$981,117
Total Corporate Bonds (identified cost $7,017,560)		$6,778,714

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Equity Funds — 1.0%
SPDR Blackstone Senior Loan ETF	22,750	$ 950,950
Total Exchange-Traded Funds (identified cost $1,045,348)		$ 950,950

Senior Floating Rate Loans — 116.5%(6)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.8%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	$561	$ 564,264
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	217	217,566
		$ 781,830
Airlines — 0.8%
American Airlines, Inc., Term Loan, 10.336%, (SOFR + 4.75%), 4/20/28	$780	$ 806,568
		$ 806,568
Auto Components — 2.2%
Autokiniton U.S. Holdings, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 4/6/28	$927	$933,543
Clarios Global LP, Term Loan, 8.344%, (SOFR + 3.00%), 5/6/30	374	375,641

Calvert
Floating-Rate Advantage Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
DexKo Global, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 10/4/28	$570	$ 567,302
LSF12 Badger Bidco LLC, Term Loan, 11.345%, (SOFR + 6.00%), 8/30/30	124	124,375
LTI Holdings, Inc., Term Loan, 8.958%, (SOFR + 3.50%), 9/6/25	239	236,137
		$ 2,236,998
Automobiles — 1.0%
Bombardier Recreational Products, Inc., Term Loan, 1/22/31(7)	$600	$ 600,750
MajorDrive Holdings IV LLC, Term Loan, 9.596%, (SOFR + 4.00%), 6/1/28	394	395,099
		$ 995,849
Beverages — 0.5%
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28	$497	$498,110
		$498,110
Biotechnology — 0.5%
Alltech, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 10/13/28	$488	$486,281
		$486,281
Building Products — 2.5%
CPG International, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 4/28/29	$496	$497,443
LHS Borrower LLC, Term Loan, 10.194%, (SOFR + 4.75%), 2/16/29	294	279,489
MI Windows & Doors LLC, Term Loan, 8.844%, (SOFR + 3.50%), 3/28/31	825	831,188
Oscar AcquisitionCo. LLC, Term Loan, 9.585%, (SOFR + 4.25%), 4/29/29	747	747,874
Standard Industries, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 9/22/28	215	216,212
		$2,572,206
Capital Markets — 6.3%
Advisor Group, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 8/17/28	$557	$559,541
AllSpring Buyer LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28	559	557,683
Aretec Group, Inc., Term Loan, 9.345%, (SOFR + 4.00%), 8/9/30	624	627,126
Brookfield Property REIT, Inc., Term Loan, 7.944%, (SOFR + 2.50%), 8/27/25	149	148,782
Citco Funding LLC, Term Loan, 8.097%, (SOFR + 2.75%), 4/27/28	124	124,606
Clipper Acquisitions Corp., Term Loan, 7.192%, (SOFR + 1.75%), 3/3/28	218	217,824
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Edelman Financial Center LLC, Term Loan, 8.595%, (SOFR + 3.25%), 4/7/28	$583	$ 584,913
FinCo I LLC, Term Loan, 8.33%, (SOFR + 3.00%), 6/27/29	223	223,647
Focus Financial Partners LLC:
Term Loan, 7.845%, (SOFR + 2.50%), 6/30/28	418	418,548
Term Loan, 8.094%, (SOFR + 2.75%), 6/30/28	665	665,361
Franklin Square Holdings LP, Term Loan, 7.594%, (SOFR + 2.25%), 4/25/31	200	200,250
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28	737	739,182
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.344%, (SOFR + 4.00%), 3/22/31	300	301,500
Mariner Wealth Advisors LLC, Term Loan, 8.335%, (SOFR + 3.00%), 8/18/28	585	585,505
Press Ganey Holdings, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/30/31	125	125,078
Victory Capital Holdings, Inc.:
Term Loan, 7.652%, (SOFR + 2.25%), 7/1/26	238	238,740
Term Loan, 7.652%, (SOFR + 2.25%), 12/29/28	91	91,151
		$6,409,437
Chemicals — 4.6%
Aruba Investments Holdings LLC, Term Loan, 9.444%, (SOFR + 4.00%), 11/24/27	$622	$617,027
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 12/20/29	555	557,113
Charter NEX U.S., Inc., Term Loan, 8.844%, (SOFR + 3.50%), 12/1/27	499	499,958
CPC Acquisition Corp., Term Loan, 9.346%, (SOFR + 3.75%), 12/29/27	326	273,236
Groupe Solmax, Inc., Term Loan, 10.283%, (SOFR + 4.75%), 5/29/28(8)	209	202,868
Momentive Performance Materials, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 3/29/28	643	640,433
Nouryon Finance BV, Term Loan, 8.826%, (SOFR + 3.50%), 4/3/28	224	225,362
Olympus Water U.S. Holding Corp., Term Loan, 9.097%, (SOFR + 3.50%), 6/20/31	452	453,436
Rohm Holding GmbH, Term Loan, 10.837%, (SOFR + 5.50%), 1/31/29	234	223,948
W.R. Grace & Co. Conn., Term Loan, 8.594%, (SOFR + 3.25%), 9/22/28	999	1,005,621
		$4,699,002
Commercial Services & Supplies — 5.5%
Aramark Services, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 6/22/30	$748	$750,542
Covanta Holding Corp.:
Term Loan, 7.844%, (SOFR + 2.50%), 11/30/28	693	693,819
Term Loan, 7.844%, (SOFR + 2.50%), 11/30/28	53	53,168

Calvert
Floating-Rate Advantage Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp., Term Loan, 9.594%, (SOFR + 4.25%), 2/1/29	$599	$ 603,265
GFL Environmental, Inc.:
Term Loan, 7.826%, (SOFR + 2.50%), 5/31/27	394	394,572
Term Loan, 6/27/31(7)	200	199,500
Harsco Corp., Term Loan, 7.708%, (SOFR + 2.25%), 3/10/28	687	687,216
Heritage-Crystal Clean, Inc., Term Loan, 9.829%, (SOFR + 4.50%), 10/17/30	324	325,038
LABL, Inc., Term Loan, 10.444%, (SOFR + 5.00%), 10/29/28	146	144,605
Phoenix Services International LLC, Term Loan, 11.444%, (SOFR + 6.10%), 6/30/28	118	113,200
Prime Security Services Borrower LLC, Term Loan, 7.579%, (SOFR + 2.25%), 10/13/30	948	949,162
Tempo Acquisition LLC, Term Loan, 7.594%, (SOFR + 2.25%), 8/31/28	674	676,132
		$5,590,219
Communications Equipment — 0.1%
Ciena Corp., Term Loan, 7.339%, (SOFR + 2.00%), 10/24/30	$124	$124,350
		$124,350
Construction & Engineering — 1.4%
American Residential Services LLC, Term Loan, 9.096%, (SOFR + 3.50%), 10/15/27	$727	$728,296
Azuria Water Solutions, Inc., Term Loan, 9.595%, (SOFR + 4.25%), 5/17/28	365	366,962
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30	300	300,656
		$1,395,914
Consumer Staples Distribution & Retail — 1.0%
Peer Holding III BV:
Term Loan, 8.585%, (SOFR + 3.25%), 10/28/30	$698	$700,432
Term Loan, 6/20/31(7)	300	300,688
		$1,001,120
Containers & Packaging — 1.1%
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.119%, (SOFR + 3.68%), 4/13/29	$869	$872,296
Pretium Packaging LLC, Term Loan - Second Lien, 11.33%, (SOFR + 6.00%), 9.927% cash, 1.403% PIK, 10/2/28	41	35,325
Proampac PG Borrower LLC, Term Loan, 9.326%, (SOFR + 4.00%), 9/15/28	199	199,654
		$1,107,275
Diversified Consumer Services — 1.9%
Ascend Learning LLC, Term Loan, 8.944%, (SOFR + 3.50%), 12/11/28	$634	$634,316
Belron Finance U.S. LLC, Term Loan, 7.514%, (SOFR + 2.00%), 4/13/28	121	121,528
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Consumer Services (continued)
KUEHG Corp., Term Loan, 9.835%, (SOFR + 4.50%), 6/12/30	$447	$ 449,776
Sotheby's, Term Loan, 10.09%, (SOFR + 4.50%), 1/15/27	408	376,465
Wand NewCo 3, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 1/30/31	300	302,281
		$ 1,884,366
Diversified Telecommunication Services — 0.6%
Level 3 Financing, Inc.:
Term Loan, 11.904%, (SOFR + 6.56%), 4/15/29	$170	$ 166,804
Term Loan, 11.904%, (SOFR + 6.56%), 4/15/30	170	165,514
Virgin Media Bristol LLC, Term Loan, 8.693%, (SOFR + 3.25%), 1/31/29	325	311,264
		$643,582
Electrical Equipment — 0.5%
WEC US Holdings Ltd., Term Loan, 8.094%, (SOFR + 2.75%), 1/27/31	$525	$526,214
		$526,214
Electronic Equipment, Instruments & Components — 2.2%
Chamberlain Group, Inc., Term Loan, 8.694%, (SOFR + 3.25%), 11/3/28	$398	$398,315
Creation Technologies, Inc., Term Loan, 11.068%, (SOFR + 5.50%), 10/5/28	223	208,219
II-VI, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 7/2/29	191	192,093
MX Holdings U.S., Inc., Term Loan, 8.208%, (SOFR + 2.75%), 7/31/28	995	1,000,365
Robertshaw U.S. Holding Corp.:
DIP Loan, 15.946%, (SOFR + 10.60), 6.446% cash, 9.50% PIK, 9/27/24	72	70,773
Term Loan, 0.00%, 2/28/27(9)	0(10)	40
Term Loan, 0.00%, 2/28/27(9)	225	219,036
Term Loan - Second Lien, 0.00%, 2/28/27(9)	207	108,578
		$2,197,419
Energy Equipment & Services — 0.3%
PG Investment Co. 59 SARL, Term Loan, 8.835%, (SOFR + 3.50%), 3/26/31	$275	$277,105
		$277,105
Entertainment — 0.4%
Crown Finance U.S., Inc., Term Loan, 13.958%, (SOFR + 8.50%), 6.958% cash, 7.00% PIK, 7/31/28	$31	$31,611
Renaissance Holding Corp., Term Loan, 9.597%, (SOFR + 4.25%), 4/5/30	423	423,261
		$454,872

Calvert
Floating-Rate Advantage Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/31	$174	$ 173,980
		$ 173,980
Financial Services — 3.5%
CPI Holdco B LLC, Term Loan, 7.344%, (SOFR + 2.00%), 5/17/31	$250	$ 249,844
Grant Thornton Advisors LLC, Term Loan, 8.597%, (SOFR + 3.25%), 6/2/31	550	552,406
GTCR W Merger Sub LLC, Term Loan, 8.335%, (SOFR + 3.00%), 1/31/31	525	525,984
NCR Atleos LLC, Term Loan, 10.18%, (SOFR + 4.75%), 3/27/29	671	679,045
Walker & Dunlop, Inc., Term Loan, 7.694%, (SOFR + 2.25%), 12/16/28	744	743,810
WEX, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 3/31/28	777	779,042
		$3,530,131
Food & Staples Retailing — 0.1%
U.S. Foods, Inc., Term Loan, 7.458%, (SOFR + 2.00%), 9/13/26	$111	$111,297
		$111,297
Food Products — 0.9%
Froneri International Ltd., Term Loan, 7.694%, (SOFR + 2.25%), 1/29/27	$594	$594,271
Monogram Food Solutions LLC, Term Loan, 9.458%, (SOFR + 4.00%), 8/28/28	98	97,744
Nomad Foods U.S. LLC, Term Loan, 7.813%, (SOFR + 2.50%), 11/12/29	222	222,493
		$914,508
Ground Transportation — 0.3%
Genesee & Wyoming, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 4/10/31	$300	$300,092
		$300,092
Health Care Equipment & Supplies — 1.6%
Bayou Intermediate II LLC, Term Loan, 10.091%, (SOFR + 4.50%), 8/2/28	$491	$485,957
Journey Personal Care Corp., Term Loan, 9.708%, (SOFR + 4.25%), 3/1/28	485	483,909
Medline Borrower LP, Term Loan, 8.094%, (SOFR + 2.75%), 10/23/28	601	603,151
		$1,573,017
Health Care Providers & Services — 5.6%
AEA International Holdings (Lux) SARL, Term Loan, 8.835%, (SOFR + 3.50%), 9/7/28	$731	$733,153
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
CCRR Parent, Inc., Term Loan, 9.708%, (SOFR + 4.25%), 3/6/28	$486	$ 414,469
CNT Holdings I Corp., Term Loan, 8.83%, (SOFR + 3.50%), 11/8/27	498	499,435
Ensemble RCM LLC, Term Loan, 8.33%, (SOFR + 3.00%), 8/1/29	801	799,203
Midwest Physician Administrative Services LLC, Term Loan, 8.846%, (SOFR + 3.25%), 3/12/28	292	256,674
Option Care Health, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28	587	591,699
Pacific Dental Services LLC, Term Loan, 8.579%, (SOFR + 3.25%), 3/15/31	499	500,543
Radnet Management, Inc., Term Loan, 7.827%, (SOFR + 2.50%), 4/18/31	125	125,234
Select Medical Corp., Term Loan, 8.344%, (SOFR + 3.00%), 3/6/27	787	789,390
Surgery Center Holdings, Inc., Term Loan, 8.089%, (SOFR + 2.75%), 12/19/30	550	552,063
TTF Holdings LLC, Term Loan, 9.458%, (SOFR + 4.00%), 3/31/28	373	373,137
		$5,635,000
Health Care Technology — 2.0%
Cotiviti Corp., Term Loan, 8.579%, (SOFR + 3.25%), 5/1/31	$399	$399,187
Imprivata, Inc, Term Loan, 8.83%, (SOFR + 3.50%), 12/1/27	315	316,550
Project Ruby Ultimate Parent Corp., Term Loan, 8.708%, (SOFR + 3.25%), 3/10/28	387	388,250
Symplr Software, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 12/22/27	363	341,741
Waystar Technologies, Inc., Term Loan, 8.096%, (SOFR + 2.75%), 10/22/29	554	557,642
		$2,003,370
Hotels, Restaurants & Leisure — 2.1%
ClubCorp Holdings, Inc., Term Loan, 10.596%, (SOFR + 5.26%), 9/18/26	$372	$374,901
Hilton Domestic Operating Co., Inc., Term Loan, 7.095%, (SOFR + 1.75%), 11/8/30	150	150,281
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27	615	615,770
Playa Resorts Holding BV, Term Loan, 8.094%, (SOFR + 3.25%), 1/5/29	718	718,922
SMG U.S. Midco 2, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 1/23/25	235	234,646
		$2,094,520
Household Durables — 1.5%
ACProducts, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 5/17/28	$441	$374,522
Libbey Glass, Inc., Term Loan, 11.975%, (SOFR + 6.50%), 11/22/27	338	336,317

Calvert
Floating-Rate Advantage Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables (continued)
Serta Simmons Bedding LLC:
Term Loan, 12.941%, (SOFR + 7.50%), 6/29/28	$24	$ 24,080
Term Loan, 12.949%, (SOFR + 7.50%), 6/29/28	223	179,674
Solis IV BV, Term Loan, 8.836%, (SOFR + 3.50%), 2/26/29	596	592,657
		$ 1,507,250
Household Products — 1.9%
Energizer Holdings, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 12/22/27	$993	$ 997,184
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.356%, (SOFR + 3.75%), 12/22/26	436	435,947
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26	97	97,743
Term Loan, 6/27/31(7)	400	398,000
		$1,928,874
Industrial Conglomerates — 0.2%
Kohler Energy Co. LLC, Term Loan, 10.085%, (SOFR + 4.75%), 5/1/31	$250	$251,354
		$251,354
Insurance — 3.9%
Alliant Holdings Intermediate LLC, Term Loan, 8.831%, (SOFR + 3.50%), 11/6/30	$496	$497,417
AmWINS Group, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 2/19/28	830	830,019
Broadstreet Partners, Inc., Term Loan, 6/14/31(7)	500	499,179
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30	892	895,218
Ryan Specialty Group LLC, Term Loan, 8.094%, (SOFR + 2.75%), 9/1/27	788	792,887
USI, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 11/22/29	423	424,353
		$3,939,073
Interactive Media & Services — 0.7%
Foundational Education Group, Inc., Term Loan, 9.341%, (SOFR + 3.75%), 8/31/28	$390	$378,787
Getty Images, Inc., Term Loan, 9.935%, (SOFR + 4.50%), 2/19/26	368	368,586
		$747,373
IT Services — 3.7%
Asurion LLC:
Term Loan, 8.708%, (SOFR + 3.25%), 12/23/26	$724	$719,001
Term Loan, 8.708%, (SOFR + 3.25%), 7/31/27	39	38,119
Term Loan - Second Lien, 10.708%, (SOFR + 5.25%), 1/31/28	550	513,333
Gainwell Acquisition Corp., Term Loan, 9.435%, (SOFR + 4.00%), 10/1/27	618	596,700
Informatica LLC, Term Loan, 7.594%, (SOFR + 2.25%), 10/27/28	538	539,641
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Rackspace Technology Global, Inc.:
Term Loan, 11.692%, (SOFR + 6.25%), 5/15/28	$359	$ 364,000
Term Loan - Second Lien, 8.192%, (SOFR + 2.75%), 5/15/28	551	257,709
Sedgwick Claims Management Services, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 2/24/28	696	697,674
		$ 3,726,177
Leisure Products — 1.1%
Hayward Industries, Inc., Term Loan, 8.208%, (SOFR + 2.75%), 5/30/28	$606	$ 606,376
Recess Holdings, Inc., Term Loan, 9.844%, (SOFR + 4.50%), 2/20/30	500	503,906
		$1,110,282
Life Sciences Tools & Services — 3.1%
Avantor Funding, Inc., Term Loan, 7.444%, (SOFR + 2.00%), 11/8/27	$1,072	$1,079,576
Catalent Pharma Solutions, Inc., Term Loan, 7.458%, (SOFR + 2.00%), 2/22/28	396	396,196
Curia Global, Inc., Term Loan, 9.177%, (SOFR + 3.75%), 8/30/26	816	770,622
IQVIA, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 1/2/31	224	225,047
Packaging Coordinators Midco, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 11/30/27	656	659,422
		$3,130,863
Machinery — 9.6%
AI Aqua Merger Sub, Inc., Term Loan, 9.329%, (SOFR + 4.00%), 7/31/28	$590	$591,243
Alliance Laundry Systems LLC, Term Loan, 8.899%, (SOFR + 3.50%), 10/8/27	479	481,825
American Trailer World Corp., Term Loan, 9.194%, (SOFR + 3.75%), 3/3/28	486	476,195
Apex Tool Group LLC:
Term Loan, 15.444%, (SOFR + 10.00%), 7.50% cash, 7.944% PIK, 2/8/30	177	171,568
Term Loan - Second Lien, 12.694%, (SOFR + 7.35%), 5.344% cash, 7.35% PIK, 2/8/29	76	74,720
Barnes Group, Inc., Term Loan, 7.844%, (SOFR + 2.50%), 9/3/30	720	722,831
Conair Holdings LLC, Term Loan, 9.208%, (SOFR + 3.75%), 5/17/28	486	484,528
CPM Holdings, Inc., Term Loan, 9.829%, (SOFR + 4.50%), 9/28/28	586	581,625
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30	879	879,973
Engineered Machinery Holdings, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 5/19/28	832	836,522
Filtration Group Corp.:
Term Loan, 8.944%, (SOFR + 3.25%), 10/21/28	448	450,164

Calvert
Floating-Rate Advantage Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Filtration Group Corp.: (continued)
Term Loan, 8.958%, (SOFR + 3.50%), 10/21/28	$297	$ 298,710
Gates Global LLC, Term Loan, 7.594%, (SOFR + 2.25%), 6/4/31	1,025	1,027,349
Icebox Holdco III, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 12/22/28	489	491,140
Madison IAQ LLC, Term Loan, 8.094%, (SOFR + 2.75%), 6/21/28	873	876,653
SPX Flow, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 4/5/29	227	228,267
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30	1,042	1,049,275
		$ 9,722,588
Media — 1.2%
Aragorn Parent Corp., Term Loan, 9.589%, (SOFR + 4.25%), 12/15/28	$286	$287,088
iHeartCommunications, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 5/1/26	377	295,251
Sinclair Television Group, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 9/30/26	576	541,424
Univision Communications, Inc., Term Loan, 8.708%, (SOFR + 3.25%), 3/15/26	106	106,727
		$1,230,490
Metals/Mining — 0.8%
Arsenal AIC Parent LLC, Term Loan, 9.094%, (SOFR + 3.75%), 8/18/30	$521	$524,814
WireCo WorldGroup, Inc., Term Loan, 9.075%, (SOFR + 3.75%), 11/13/28	281	282,333
		$807,147
Oil, Gas & Consumable Fuels — 0.5%
ITT Holdings LLC, Term Loan, 8.444%, (SOFR + 3.00%), 10/11/30	$498	$498,589
		$498,589
Passenger Airlines — 0.5%
WestJet Loyalty LP, Term Loan, 9.048%, (SOFR + 3.75%), 2/14/31	$500	$502,938
		$502,938
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 8.944%, (SOFR + 3.50%), 2/23/29	$299	$287,711
		$287,711
Pharmaceuticals — 0.2%
Jazz Financing Lux SARL, Term Loan, 8.458%, (SOFR + 3.00%), 5/5/28	$218	$218,682
		$218,682
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 5.0%
AlixPartners LLP, Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28	$645	$ 646,010
Camelot U.S. Acquisition LLC, Term Loan, 8.094%, (SOFR + 2.75%), 1/31/31	599	600,585
CoreLogic, Inc., Term Loan, 8.958%, (SOFR + 3.50%), 6/2/28	459	452,191
EAB Global, Inc., Term Loan, 8.594%, (SOFR + 3.50%), 8/16/28	595	594,923
Employbridge Holding Co., Term Loan, 10.314%, (SOFR + 4.75%), 7/19/28	389	271,206
Fleet Midco I Ltd., Term Loan, 8.594%, (SOFR + 3.25%), 2/21/31	300	301,875
Neptune Bidco U.S., Inc., Term Loan, 10.406%, (SOFR + 5.00%), 4/11/29	397	374,133
Rockwood Service Corp., Term Loan, 9.458%, (SOFR + 4.00%), 1/23/27	601	605,159
Teneo Holdings LLC, Term Loan, 10.094%, (SOFR + 4.75%), 3/13/31	199	200,217
Trans Union LLC:
Term Loan, 7.094%, (SOFR + 1.75%), 6/24/31	63	62,883
Term Loan, 7.344%, (SOFR + 2.00%), 12/1/28	258	258,722
Vaco Holdings LLC, Term Loan, 10.485%, (SOFR + 5.00%), 1/21/29	247	246,121
Wood Mackenzie Ltd., Term Loan, 8.823%, (SOFR + 3.50%), 2/7/31	400	403,250
		$5,017,275
Real Estate Management & Development — 1.5%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.208%, (SOFR + 2.75%), 8/21/25	$6	$6,435
Term Loan, 9.094%, (SOFR + 3.75%), 1/31/30	110	110,609
Greystar Real Estate Partners LLC, Term Loan, 8.577%, (SOFR + 3.25%), 8/21/30	897	902,352
Homeserve USA Holding Corp, Term Loan, 7.839%, (SOFR + 2.50%), 10/21/30	249	250,206
RE/MAX International, Inc., Term Loan, 7.958%, (SOFR + 2.50%), 7/21/28	267	253,813
		$1,523,415
Road & Rail — 1.8%
Avis Budget Car Rental LLC, Term Loan, 7.208%, (SOFR + 1.75%), 8/6/27	$851	$843,374
First Student Bidco, Inc., Term Loan, 8.435%, (SOFR + 3.00%), 7/21/28	528	529,356
Uber Technologies, Inc., Term Loan, 8.089%, (SOFR + 2.75%), 3/3/30	394	396,139
		$1,768,869
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29	$269	$269,399

Calvert
Floating-Rate Advantage Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Semiconductors & Semiconductor Equipment (continued)
Bright Bidco BV, Term Loan, 14.344%, (SOFR + 9.00%), 6.344% cash, 8.00% PIK, 10/31/27	$35	$ 16,839
MaxLinear, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 6/23/28	54	53,303
		$ 339,541
Software — 17.4%
Applied Systems, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 2/24/31	$1,183	$ 1,193,536
AppLovin Corp., Term Loan, 7.844%, (SOFR + 2.50%), 8/16/30	876	877,905
Astra Acquisition Corp.:
Term Loan, 10.585%, (SOFR + 5.25%), 10/25/28	178	72,000
Term Loan, 12.026%, (SOFR + 6.75%), 2/25/28	86	78,450
Term Loan, 12.085%, (SOFR + 6.75%), 2/25/28	42	38,198
Term Loan, 14.22%, (SOFR + 8.88%), 10/25/29	262	80,043
Banff Merger Sub, Inc., Term Loan, 9.344%, (SOFR + 4.25%), 12/29/28	886	888,283
CCC Intelligent Solutions, Inc., Term Loan, 7.708%, (SOFR + 2.25%), 9/21/28	995	997,075
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29	397	392,193
Cloud Software Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 3/30/29(8)	696	696,706
Cloudera, Inc.:
Term Loan, 9.194%, (SOFR + 3.75%), 10/8/28	291	291,145
Term Loan - Second Lien, 11.444%, (SOFR + 6.00%), 10/8/29	150	149,156
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28	439	432,716
Cornerstone OnDemand, Inc., Term Loan, 9.208%, (SOFR + 3.75%), 10/16/28	269	254,532
Drake Software LLC, Term Loan, 9.595%, (SOFR + 4.25%), 6/26/31	450	446,625
E2open LLC, Term Loan, 8.958%, (SOFR + 3.50%), 2/4/28	534	536,556
ECI Macola Max Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 5/31/30	820	826,405
Epicor Software Corp.:
Term Loan, 8.578%, (SOFR + 3.25%), 5/23/31	1,177	1,183,730
Term Loan, 5/30/31(7)	138	138,885
Fiserv Investment Solutions, Inc., Term Loan, 9.326%, (SOFR + 4.00%), 2/18/27	336	324,198
GoTo Group, Inc.:
Term Loan, 10.178%, (SOFR + 4.75%), 4/28/28	299	267,475
Term Loan - Second Lien, 10.178%, (SOFR + 4.75%), 4/28/28	201	105,585
Isolved, Inc., Term Loan, 8.844%, (SOFR + 3.50%), 10/15/30	500	502,292
Marcel LUX IV SARL, Term Loan, 9.32%, (SOFR + 4.00%), 11/11/30	859	866,831
Open Text Corp., Term Loan, 7.594%, (SOFR + 2.25%), 1/31/30	507	509,939
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Project Alpha Intermediate Holding, Inc., Term Loan, 9.072%, (SOFR + 3.75%), 10/28/30	$499	$ 500,963
Proofpoint, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 8/31/28	926	928,298
Quartz Acquireco LLC, Term Loan, 8.085%, (SOFR + 2.75%), 6/28/30	398	399,486
Quest Software U.S. Holdings, Inc., Term Loan, 9.73%, (SOFR + 4.25%), 2/1/29	289	215,251
RealPage, Inc., Term Loan, 8.458%, (SOFR + 3.00%), 4/24/28	525	511,062
Redstone Holdco 2 LP, Term Loan, 10.208%, (SOFR + 4.75%), 4/27/28	306	275,285
Skillsoft Corp., Term Loan, 10.708%, (SOFR + 5.25%), 7/14/28	218	172,151
Sophia LP, Term Loan, 8.944%, (SOFR + 3.50%), 10/9/29	836	841,044
Turing Midco LLC, Term Loan, 8.096%, (SOFR + 2.50%), 3/24/28	432	424,070
Veritas U.S., Inc., Term Loan, 10.458%, (SOFR + 5.00%), 9/1/25	611	534,024
Vision Solutions, Inc., Term Loan, 9.591%, (SOFR + 4.25%), 4/24/28	634	624,904
		$17,576,997
Specialty Retail — 3.2%
Hoya Midco LLC, Term Loan, 8.335%, (SOFR + 3.00%), 2/3/29	$309	$310,501
Les Schwab Tire Centers, Term Loan, 8.344%, (SOFR + 3.00%), 4/23/31	1,068	1,069,262
Mattress Firm, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 9/25/28	727	727,538
Mister Car Wash Holdings, Inc., Term Loan, 8.344%, (SOFR + 3.00%), 3/27/31	500	502,277
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28	629	627,796
		$3,237,374
Textiles, Apparel & Luxury Goods — 1.8%
Gloves Buyer, Inc., Term Loan, 9.458%, (SOFR + 4.00%), 12/29/27	$780	$776,944
Hanesbrands, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 3/8/30	996	1,000,422
		$1,777,366
Trading Companies & Distributors — 3.5%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 7.339%, (SOFR + 2.00%), 6/22/28	$888	$890,608
Core & Main LP:
Term Loan, 7.339%, (SOFR + 2.00%), 7/27/28	493	493,715
Term Loan, 7.589%, (SOFR + 2.25%), 2/9/31	499	499,997
Foundation Building Materials Holding Co. LLC, Term Loan, 9.33%, (SOFR + 4.00%), 1/29/31	224	223,842

Calvert
Floating-Rate Advantage Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
Park River Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 12/28/27	$585	$ 572,120
Spin Holdco, Inc., Term Loan, 9.60%, (SOFR + 4.00%), 3/4/28	648	553,662
Windsor Holdings III LLC, Term Loan, 9.339%, (SOFR + 4.00%), 8/1/30	298	300,449
		$ 3,534,393
Transportation Infrastructure — 1.4%
Brown Group Holding LLC:
Term Loan, 8.194%, (SOFR + 2.75%), 6/7/28	$406	$ 406,644
Term Loan, 8.34%, (SOFR + 3.00%), 7/2/29(8)	299	299,458
KKR Apple Bidco LLC, Term Loan, 8.208%, (SOFR + 2.75%), 9/22/28	747	747,898
		$1,454,000
Wireless Telecommunication Services — 0.9%
CCI Buyer, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 12/17/27	$497	$498,362
Digicel International Finance Ltd., Term Loan, 12.075%, (SOFR + 6.75%), 5/25/27	246	239,100
SBA Senior Finance II LLC, Term Loan, 7.35%, (SOFR + 2.00%), 1/25/31	125	124,953
		$862,415
Total Senior Floating Rate Loans (identified cost $118,603,547)		$117,725,668
Total Investments — 124.4% (identified cost $127,120,249)		$125,676,925

Other Assets, Less Liabilities — (24.4)%	$(24,636,754)
Net Assets — 100.0%	$101,040,171

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $6,778,714 or 6.7% of the Fund's net assets.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	This Senior Loan will settle after June 30, 2024, at which time the interest rate will be determined.
(8)	The stated interest rate represents the weighted average interest rate at June 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(9)	Issuer is in default with respect to interest and/or principal payments and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Principal amount is less than $500.

Abbreviations:
DIP	– Debtor In Possession
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Calvert
Floating-Rate Advantage Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,403,736	$65,409,241	$(68,812,977)	$ —	$ —	$ —	$119,254	—

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$4,136	$217,457	$0	$221,593
Corporate Bonds	—	6,778,714	—	6,778,714
Exchange-Traded Funds	950,950	—	—	950,950
Senior Floating-Rate Loans	—	117,725,668	—	117,725,668
Total Investments	$955,086	$124,721,839	$0	$125,676,925

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.